Interest-bearing Financial Liabilities - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	1.41%
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates at LIBOR		0.30%
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings		8.35%
Export Credit Agencies-Supported Loans [Member] | Bottom Of Range [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings		1.41%
Export Credit Agencies-Supported Loans [Member] | Top of range [member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings		1.90%
Term Loans | GSM Network Expansion Facilities [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates at LIBOR		1.1125%
Term Loans | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	2.885%	2.885%
Term Loans | Unsecured Term Loans [Member] | Bangko Sentral ng Pilipinas Overnight Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Overnight rates on borrowing		1.00%
Term Loans | Bottom Of Range [Member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates at LIBOR	0.79%	0.79%
Term Loans | Bottom Of Range [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	3.90%
Term Loans | Bottom Of Range [Member] | Unsecured Term Loans [Member] | Over PDSTR Two [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	0.50%	3.90%
Term Loans | Top of range [member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates at LIBOR	1.60%	1.60%
Term Loans | Top of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	6.7339%
Term Loans | Top of range [member] | Unsecured Term Loans [Member] | Over PDSTR Two [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	1.00%	6.4044%
Philippine Peso Debts [Member] | Bottom Of Range [Member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	5.3938%	5.33%
Philippine Peso Debts [Member] | Bottom Of Range [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	5.225%	5.225%
Philippine Peso Debts [Member] | Top of range [member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	5.9058%	6.26%
Philippine Peso Debts [Member] | Top of range [member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	5.2813%	5.2813%